Commitments	12 Months Ended
Jun. 30, 2018
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Commitments

Note 30. Commitments

	Consolidated
	2018 A$’000	2017 A$’000

Lease commitments - operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	—	250
One to five years	—	78

	—	328

Operating lease commitments includes contracted amounts for leases of premises and plant and equipment under non-cancellable operating leases expiring within three years.